Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Statement of cash flows [abstract]
Net income from operations	$ 764	$ 986
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,230	1,221
Deferred income tax expense (recovery)	(54)	16
Stock-based compensation	1	1
Defined benefit pension plans	11	2
Fair value adjustments for private investments	0	(27)
Net change in contract asset balances	40	47
Loss (gain) on disposal of fixed assets and intangibles	(5)	(3)
Accretion on ARO	1	1
Other	4	5
Funds flow from operations	$ 1,992	$ 2,249